INVENTORY (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORY
Raw Materials	$ 607,023	$ 561,726	$ 323,989
Work in progress	151,166	78,219	54,780
Inventory net	758,189	639,945	378,769
Excess or obsolete inventory reserves	$ 0	$ 0	$ 0